Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed unaudited Statements of Operations) (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Interest income (expenses)	$ 0	¥ 0	¥ (3)	¥ (3)
General and administrative expenses				(1,661)
Other income	0	0	0	715
Loss before equity in undistributed earnings of subsidiaries			(3)	(949)
Equity in earnings of subsidiaries	3,006	19,610	11,366	(21,223)
Net income	$ 3,006	¥ 19,610	¥ 11,363	¥ (22,172)